FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments by category
Financial instruments by category
As of December 31, 2025

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	2,009,770	140,343	—	2,150,113
Other financial assets, current	53,845	—	16,699	70,544
Trade and others accounts receivable, current	1,381,869	—	—	1,381,869
Accounts receivable from related entities, current	7	—	—	7
Other financial assets, non current	52,139	—	—	52,139
Accounts receivable, non current	13,950	—	—	13,950
Total	3,511,580	140,343	16,699	3,668,622

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	745,303	—	—	745,303
Trade and others accounts payable, current	2,684,846	—	—	2,684,846
Accounts payable to related entities, current	7,707	—	—	7,707
Other financial liabilities, non-current	7,343,223	—	—	7,343,223
Accounts payable, non-current	471,208	—	—	471,208
Total	11,252,287	—	—	11,252,287
As of December 31, 2024

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,880,475	77,313	—	1,957,788
Other financial assets, current	51,730	—	15,565	67,295
Trade and others accounts receivable, current	1,163,707	—	—	1,163,707
Accounts receivable from related entities, current	25	—	—	25
Other financial assets, non current	53,772	—	—	53,772
Accounts receivable, non current	12,342	—	—	12,342
Total	3,162,051	77,313	15,565	3,254,929

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	635,213	—	—	635,213
Trade and others accounts payable, current	2,133,572	—	—	2,133,572
Accounts payable to related entities, current	12,875	—	—	12,875
Other financial liabilities, non-current	6,515,238	—	—	6,515,238
Accounts payable, non-current	491,762	—	—	491,762
Total	9,788,660	—	—	9,788,660